Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2021
Property And Equipment
Property and equipment

	Computer and Office Equipment	Production Equipment and Other	Construction in Progress	Leasehold Improvements	Right-of-use Assets	Total
COST	$	$	$	$	$	$
Balance - October 31, 2019	55,960	156,781	476,783	1,238,680	358,608	2,286,812
Additions	1,031	215,030	90,342	251,355	344,466	902,224
Transfers	(2,061)	2,061	(512,719)	512,719	-	-
Disposals	(39,764)	(17,350)	(9,331)	(947)	(52,063)	(119,455)
Balance - October 31, 2020	15,166	356,522	45,075	2,001,807	651,011	3,069,581
Additions	-	22,939	-	2,255,594	2,040,029	4,318,562
Cost basis of assets acquired	1,117	146,756		677,339	680,482	1,505,694
Transfers	-	-	(45,075)	45,075	-	-
Disposals	-	(15,049)	-	(1,727)	(43,490)	(60,266)
Balance - October 31, 2021	16,283	511,167	-	4,978,088	3,328,032	8,833,570
ACCUMULATED AMORTIZATION
Balance - October 31, 2019	19,701	37,016	-	638,629	126,549	821,895
Amortization for the period	6,360	41,397	-	810,619	305,365	1,163,741
Transfers	(2,405)	2,405	-	-	-	-
Disposals	(8,490)	(7,301)	-	-	(52,063)	(67,854)
Balance - October 31, 2020	15,166	73,517	-	1,449,248	379,851	1,917,782
Amortization for the period	979	77,766	-	527,524	406,773	1,013,042
Amortization of assets acquired	138	52,368		40,955	100,316	193,777
Disposals	-	(7,548)	-	(698)	(25,369)	(33,615)
Balance – October 31, 2021	16,283	196,103	-	2,017,029	861,571	3,090,986
NET BOOK VALUE
As at October 31, 2020	-	283,005	45,075	552,559	271,160	1,151,799
As at October 31, 2021	-	315,064	-	2,961,059	2,466,461	5,742,584